Equity - Follow-on public offering (Details) € in Thousands	1 Months Ended			12 Months Ended
	Sep. 30, 2024 shares	Feb. 28, 2023 EUR (€) shares	Feb. 28, 2023 $ / shares	Dec. 31, 2023 EUR (€)
Issued Capital and Reserves
Proceeds from issuing shares				€ 235,840
Closing of public offering of common shares
Issued Capital and Reserves
Capital increase (in shares) | shares		27,027,028
Weighted average share price | $ / shares			$ 9.25
Proceeds from issuing shares		€ 219,832
Share issue related cost		€ 14,580
Over-Allotment Option
Issued Capital and Reserves
Capital increase (in shares) | shares	790,185